SUBSEQUENT EVENT NOTE	12 Months Ended
Dec. 31, 2018
SUBSEQUENT EVENT NOTE [Text Block]
14.	SUBSEQUENT EVENT NOTE

Subsequent to December 31, 2018, the Company announced that it intends to proceed with a share repurchase plan in 2019. Under the terms of the plan, which commences on February 13, 2019, the Company will be able to repurchase up to 4,000,000 shares.